DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - 12 months ended Dec. 31, 2022 € in Millions, £ in Millions, kr in Millions, $ in Millions	USD ($) t	EUR (€)	GBP (£)	SEK (kr)
Foreign currency forward contracts
Derivative [Line Items]
Notional amount	$ 53.0	€ 375.5	£ 12.9
Interest rate swap contract
Derivative [Line Items]
Notional amount	$ 700.0			kr 22.0
Bunker fuel hedges
Derivative [Line Items]
Nonmonetary notional amount (in metric tons)	25,500